Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,462,000
Previously Paid Amount	0.00
Total Fee Amount	1,721.00
Total Offset Amount	0.00
Net Fee	1,721.00
Narrative - Max Aggregate Offering Price	$ 12,462,000
Final Prospectus	true